CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 224,489	$ 406,126
Prepaid expenses	3,536	126,667
Total current assets	228,025	532,793
Cash and investments held in trust account	3,923,804	278,836,080
TOTAL ASSETS	4,151,829	279,368,873
Current liabilities
Accrued expenses	2,833,412	767,253
Income taxes payable	49,175
Promissory note – related party	347,961
Total current liabilities	3,230,548	767,253
Derivative liabilities	722,400	11,275,369
Deferred underwriting fee payable		9,660,000
TOTAL LIABILITIES	3,952,948	21,702,622
Class A common stock subject to possible redemption, 387,551 and 27,600,000 shares at $10.10 per share redemption value as of December 31, 2022 and 2021, respectively	3,914,265	278,760,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued or outstanding
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,900,000 shares issued and outstanding at December 31, 2022 and 2021	690	690
Additional paid-in capital
Accumulated deficit	(3,716,074)	(21,094,439)
Total Stockholders’ Deficit	(3,715,384)	(21,093,749)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	$ 4,151,829	$ 279,368,873